Davidson Equity Income Fund (Prospectus Summary) | Davidson Equity Income Fund
DAVIDSON EQUITY INCOME FUND
Investment Objective
The Davidson Equity Income Fund (the "Equity Income Fund") seeks both income and long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Income Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Equity Income Fund. More information about these and other discounts is available from your financial professional and in the "Class A Shares" section on page 13 of the Equity Income Fund's statutory Prospectus and the
"Breakpoints/Volume Discounts and Sales Charge Waivers" section on page 47 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davidson Equity Income Fund	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	none	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for seven calendar days or less)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davidson Equity Income Fund		Class A	Class C
Management Fees		0.50%	0.50%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.66%	0.66%
Total Annual Fund Operating Expenses		1.41%	2.16%
Less: Fee Waiver and/or Expense Reimbursement		(0.31%)	(0.31%)
Net Annual Fund Operating Expenses	[2]	1.10%	1.85%
[1]	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
[2]	Davidson Investment Advisors, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Equity Income Fund to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 1.10% and 1.85% of average daily net assets of the Equity Income Fund's Class A and Class C shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least October 27, 2013, and may be terminated only by Advisors Series Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Equity Income Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Equity Income Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Equity Income Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Equity Income Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you redeem your shares at the end of the period:
Expense Example Davidson Equity Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	607	895
Class C	288	646

If you do not redeem your shares at the end of the period:
Expense Example, No Redemption Davidson Equity Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A	607	895
Class C	188	646

Portfolio Turnover.
The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Equity Income
Fund's performance.
Principal Investment Strategies of the Equity Income Fund
The Equity Income Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (including convertibles, preferred stocks, partnerships and limited partnerships). The Fund invests across a wide range of market capitalizations, while the overall portfolio maintains a large capitalization emphasis. The equity securities in which the Fund will generally invest include those which the Advisor believes have attractive fundamental characteristics, including stable or improving returns on equity, a solid balance sheet, and ample cash flow. The Fund seeks to achieve its investment objective through investment in strategically advantaged companies that generate free cash flow that can be used to reinvest in the company, pay down debt or distribute to shareholders in the form of dividends and/or share repurchases.

The Equity Income Fund may seek to enhance returns through the use of other investment strategies such as the use of options (for hedging purposes), foreign securities, and other investment companies including exchange-traded funds
("ETFs"). The Fund may invest up to 20% of its net assets in put and call options. The Fund may invest up to 25% of its net assets in foreign securities, including in American Depositary Receipts ("ADRs") and emerging markets. The
Fund may invest up to 20% of its net assets in other investment companies.

The Advisor may sell a position if the fundamentals have deteriorated, a security becomes fully valued, or for purposes of portfolio construction and risk management. The Advisor may also sell a position if a better alternative becomes available.

At the discretion of the Advisor, the Equity Income Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.
Principal Risks of Investing in the Equity Income Fund
Losing all or a portion of your investment is a risk of investing in the Equity
Income Fund. The following principal risks could affect the value of your investment:

·  Equity Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

·  ETF and Mutual Fund Risk. ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. Investment companies (mutual funds) and ETFs have management fees that are part of their costs, and the Equity Income Fund will indirectly bear its proportionate share of these costs.

·  Foreign and Emerging Market Securities Risk. The Equity Income Fund may invest in foreign securities which are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund's investments. The risks are enhanced in emerging markets.

·  Management Risk. Management risk means that your investment in the Equity
   Income Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities.

·  Market and Issuer Risk. The risks that could affect the value of the Equity
   Income Fund's shares and the total return on your investment include the possibility that the securities held by the Fund will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund. The value of securities held by the Fund may also experience sudden, unpredictable drops in value or long periods of decline in value due to reasons directly related to the issuer, including management performance, financial leverage, and reduced demand for the issuer's goods and services.

·  New Fund Risk. The Equity Income Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

·  Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·  Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

The Equity Income Fund may be appropriate for investors who:

·  Have a long-term investment horizon;

·  Want to add an investment with potential for both income and capital appreciation to diversify their investment portfolio;

·  Can accept the greater risks of investing in a portfolio with common stock holdings; and

. Are not primarily concerned with principal stability.
Performance
When the Equity Income Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund's website at www.davidsonmutualfunds.com or by calling the Fund toll-free at 1-877-332-0529.